Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$246,473,060.39	0.6352398	$225,552,888.41	0.5813219	$20,920,171.98
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$379,543,060.39	0.3246538	$358,622,888.41	0.3067591	$20,920,171.98

Weighted Avg. Coupon (WAC)	3.03%		3.03%
Weighted Avg. Remaining Maturity (WARM)	33.89		33.00
Pool Receivables Balance	$431,304,346.66		$409,737,403.79
Remaining Number of Receivables	39,886		39,038

Adjusted Pool Balance	$420,311,305.86		$399,391,133.88

III. COLLECTIONS

Principal:
Principal Collections	$20,699,455.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$425,528.93
Total Principal Collections	$21,124,984.76

Interest:
Interest Collections	$1,081,188.33
Late Fees & Other Charges	$52,684.86
Interest on Repurchase Principal	$-
Total Interest Collections	$1,133,873.19

Collection Account Interest	$14,373.83
Reserve Account Interest	$2,189.90
Servicer Advances	$-

Total Collections	$22,275,421.68

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$22,275,421.68
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$22,275,421.68

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$359,420.29	$-	$359,420.29	359,420.29
	Collection Account Interest					$14,373.83
	Late Fees & Other Charges					$52,684.86
Total due to Servicer						$426,478.98

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$230,041.52		$230,041.52
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$323,182.85		$323,182.85	323,182.85

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$21,420,670.85

7.	Regular Principal Distribution Amount:					20,920,171.98

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$20,920,171.98
	Class A-4 Notes				$-
	Class A Notes Total:		$20,920,171.98		$20,920,171.98
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$20,920,171.98		$20,920,171.98

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					500,498.87

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,993,040.80
Beginning Period Amount	$10,993,040.80
Current Period Amortization	$646,770.89
Ending Period Required Amount	$10,346,269.91
Ending Period Amount	$10,346,269.91
Next Distribution Date Required Amount	$9,720,529.56

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	9.70%	10.21%	10.21%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.60%	38,491	97.96%	$401,389,876.43
30 - 60 Days	1.06%	414	1.52%	$6,246,698.62
61 - 90 Days	0.28%	109	0.42%	$1,721,013.80
91-120 Days	0.06%	24	0.09%	$379,814.94
121 + Days	0.00%	0	0.00%	$-
Total		39,038		$409,737,403.79

Delinquent Receivables 30+ Days Past Due
Current Period	1.40%	547	2.04%	$8,347,527.36
1st Preceding Collection Period	1.34%	534	1.91%	$8,239,879.57
2nd Preceding Collection Period	1.34%	547	1.85%	$8,426,811.18
3rd Preceding Collection Period	1.15%	479	1.61%	$7,676,752.67
Four-Month Average	1.31%		1.85%

Repossession in Current Period		52		$715,792.55
Repossession Inventory		99		$585,486.80

Current Charge-Offs
Gross Principal of Charge-Offs				$867,487.04
Recoveries				$(425,528.93)
Net Loss				$441,958.11

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.23%

Average Pool Balance for Current Period				$420,520,875.22

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.26%
1st Preceding Collection Period				0.80%
2nd Preceding Collection Period				0.29%
3rd Preceding Collection Period				0.83%
Four-Month Average				0.80%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		-	1,854	$31,904,799.37
Recoveries		53	1,809	$(16,619,526.33)
Net Loss				$15,285,273.04
Cumulative Net Loss as a % of Initial Pool Balance				1.24%

Net Loss for Receivables that have experienced a Net Loss *		53	1,617	$15,303,600.56
Average Net Loss for Receivables that have experienced a Net Loss				$9,464.19

Principal Balance of Extensions				$1,775,995.36
Number of Extensions				115

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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